PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total	$ 1,999,272	$ 1,131,401
Less: Accumulated depreciation	(745,549)	(364,314)
Property, equipment and software, net	1,253,723	767,087
Depreciation and amortization	406,799	174,384	$ 92,224
Office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total	1,440,817	590,801
Vehicle
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total	59,903	58,405
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total	140,769	150,612
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total	$ 357,783	$ 331,583